Commitments and Contingencies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Long service payments obligation	$ 10,781	$ 84,091	$ 6,625	$ 51,674
Severance payment	$ 0